Exhibit 2. Conditions of the most significant loans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of conditions of the most significant loans [Abstract]
Disclosure of loans

						Outstanding	Outstanding
						balance	balance	Interest	Amortization	Payment of
Type of credit	Company	Issue date	Expiry date	Currency	Disbursement	Dec 31, 2019	Dec 31, 2018	rate	plan	interest
		dec-10	dec-20	COP	479,900	479,900	479,900	Floating	Bullet	Half-yearly
		dec-10	dec-40	COP	284,300	284,300	284,300	Floating	Bullet	Half-yearly
Bonds, domestic	Ecopetrol S.A.	aug-13	aug-23	COP	168,600	168,600	168,600	Floating	Bullet	Half-yearly
Currency		aug -13	aug-28	COP	347,500	347,500	347,500	Floating	Bullet	Half-yearly
		aug -13	aug-43	COP	262,950	262,950	262,950	Floating	Bullet	Half-yearly
Local currency	Oleoducto Bicentenario S.A.S	jul-12	jul-24	COP	2,100,000	1,021,890	1,191,050	Floating	Quarterly	Quarterly
syndicated loan	ODL Finance S.A.	aug -13	aug-20	COP	800,000	312,608	224,000	Floating	Quarterly	Quarterly
Commercial loan	Bioenergy	abr-11	dec-31	COP	505,723	530,733	444,157	Floating	Monthly	Monthly
		sep-13	sep-23	USD	1,300	1,300	1,300	Fixed	Bullet	Half-yearly
		sep-13	sep-43	USD	850	850	850	Fixed	Bullet	Half-yearly
Bonds, foreign	Ecopetrol S.A.	may-14	may-45	USD	2,000	2,000	2,000	Fixed	Bullet	Half-yearly
currency		sep-14	may-25	USD	1,200	1,200	1,200	Fixed	Bullet	Half-yearly
		jun-15	jun-26	USD	1,500	1,500	1,500	Fixed	Bullet	Half-yearly
		jun-16	sep-23	USD	500	500	500	Fixed	Bullet	Half-yearly
	Oleoducto Central S.A.	may-14	may-21	USD	500	506	500	Fixed	Bullet	Half-yearly
International		dec-17	dec-27	USD	2,001	1,530	1,742	Fixed	Half-yearly	Half-yearly
commercial credits -		dec-17	dec-27	USD	76	58	66	Floating	Half-yearly	Half-yearly
Refinería de	Ecopetrol S.A.	dec-17	dec-27	USD	73	56	63	Fixed	Half-yearly	Half-yearly
Cartagena		dec-17	dec-27	USD	159	121	138	Floating	Half-yearly	Half-yearly
		dec-17	dec-25	USD	359	288	321	Floating	Half-yearly	Half-yearly